Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Estimated Useful Lives

The estimated useful lives for depreciation purposes are as follows:

Property and Equipment	Estimated Useful Lives
Telephone equipment	7 Years
Computer hardware	5 Years
Computer software	3-5 Years
Furniture and office equipment	7 Years
Medical equipment	5 Years
Leasehold improvements	Estimated usefule life or lease term